Contingent Assets and Liabilities, Provisions and Legal Obligations - Summary of Changes in Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Opening balance	R$ 18,613
Closing balance	21,454	R$ 18,613
Provision for taxes other than income tax [member]
Disclosure of other provisions [line items]
Opening balance	6,793	7,003
(-) Provisions guaranteed by indemnity clause	(68)	(66)
Subtotal	6,725	6,937
Interest	779	384
Changes in the period reflected in income	843	(259)
Increase	1,135	392
Reversal	(292)	(651)
Payment	(151)	(337)
Subtotal	8,196	6,725
(+) Provisions guaranteed by indemnity clause	70	68
Closing balance	8,266	6,793
Current	83	107
Non-current	R$ 8,183	R$ 6,686